Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 17 - Income Taxes

Income tax expense for the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Current income tax expense
Expense for the year	$99.8	$86.0
Adjustments in respect of prior years	(4.1)	1.0
Current income tax expense	$95.7	$87.0
Deferred income tax expense
Origination and reversal of temporary differences	$34.9	$54.5
Impact of changes in tax rates	1.2	(1.1)
Change in unrecognized deductible temporary differences	—	(12.9)
Adjustments in respect of prior years	1.6	(2.4)
Other	(0.3)	(1.0)
Deferred income tax expense	37.4	37.1
Income tax expense	$133.1	$124.1

A reconciliation of the product of net income before taxes multiplied by the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended December 31, 2022 and 2021, is as follows:

	2022	2021
Net income before income taxes	$833.7	$857.8
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$220.9	$227.3
Reconciling items
Change in unrecognized deductible temporary differences	$—	$(12.9)
Income not taxable	(2.6)	(6.7)
Differences in foreign statutory tax rates	(85.1)	(83.6)
Differences due to changing future tax rates	1.2	(1.1)
Foreign withholding taxes	0.9	2.9
Adjustments in respect of prior years	(2.5)	(1.4)
Other	0.3	(0.4)
Income tax expense	$133.1	$124.1

Income tax recovery (expense) recognized in other comprehensive income is as follows:

	2022			2021
	Loss		Loss	Income		Income
	before	Tax	after	before	Tax	after
	tax	recovery	tax	tax	expense	tax
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(42.3)	$5.6	$(36.7)	$26.1	$(3.5)	$22.6
Currency translation adjustment	(92.0)	—	(92.0)	(4.0)	—	(4.0)
Other comprehensive (loss) income	$(134.3)	$5.6	$(128.7)	$22.1	$(3.5)	$18.6
Income tax recovery (expense) in other comprehensive income		$5.6			$(3.5)

The significant components of deferred income tax assets and liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$34.1	$44.0
Non-capital loss carry-forwards	6.6	6.2
Other	(0.8)	(0.8)
	$39.9	$49.4

Deferred income tax liabilities
Taxable temporary differences relating to
Share issue and debt issue costs	$(0.3)	$(0.6)
Royalty, stream and working interests	156.4	133.1
Non-capital loss carry-forwards	(2.6)	(3.6)
Investments	7.5	13.7
Other	(8.0)	(7.2)
	$153.0	$135.4
Deferred income tax liabilities, net	$113.1	$86.0

The movement in net deferred tax liabilities during the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Balance, beginning of year	$86.0	$46.4
Recognized in net income	37.4	37.1
Recognized in other comprehensive income	(5.6)	3.5
Recognized in equity	—	(0.4)
Other	(4.7)	(0.6)
Balance, end of year	$113.1	$86.0

The Company has recognized deferred tax assets in respect of the following non-capital losses as at December 31, 2022 that can be applied against future taxable profit:

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$26.7	2030-2038
Chile	Non-Capital Losses	8.0	No expiry
		$34.7

Unrecognized Deferred Tax Assets and Liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2022 is $624.7 million (December 31, 2021 – $431.6 million). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The Company is undergoing an audit by the Canada Revenue Agency of its 2012-2017 taxation years, as referenced in Note 24.